Subsequent Events (Narrative) (Details)								3 Months Ended	12 Months Ended
	Mar. 06, 2024 EUR (€)	Feb. 15, 2024 USD ($)	Feb. 08, 2024 USD ($) Item	Jan. 24, 2024 EUR (€)	Jan. 18, 2024 EUR (€)	Jan. 15, 2024 USD ($) $ / shares	Feb. 14, 2023 USD ($)	Apr. 01, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 23, 2024 $ / shares	Feb. 22, 2024 USD ($)	Jan. 19, 2024 USD ($)	Oct. 05, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jan. 23, 2023 USD ($)
Subsequent Event [Line Items]
Number of warrants exercised | shares									0
Proceeds from warrant exercises										$ 0
Sale price of vessel															$ 17,998,000	$ 14,000,000	$ 15,080,000
Additions in property and equipment									$ 2,006,000	667,000	$ 1,600,000
Payments to acquire interest joint venture									$ 0	$ 0	$ 375,000
Ultramax [Member]
Subsequent Event [Line Items]
Purchase price of vessel acquired							$ 27,900,000
Subsequent Events.
Subsequent Event [Line Items]
Number of warrants exercised | shares								3,051,471
Issuance of new shares | shares								4,597,192
Proceeds from warrant exercises								$ 12,206,000
Payment to acquire plot of land | €	€ 1,300,000				€ 310,000,000
Number of vessels in agreement to acquire | Item			2
Percent of paid in advance of purchase price		17.50%
Dividends payable amount per share | $ / shares												$ 0.075
Commitment amount			$ 46,000,000
Purchase price of vessels		$ 8,050,000
Subsequent Events. | Diana Energize [Member]
Subsequent Event [Line Items]
Payments to acquire interest joint venture | €				€ 50,000,000
Ownership interest percent				45.87%
Subsequent Events. | Artemis [Member]
Subsequent Event [Line Items]
Sale price of vessel														$ 12,990,000
Subsequent Events. | Houston [Member]
Subsequent Event [Line Items]
Sale price of vessel													$ 23,300,000
Series B Preferred Stock [Member] | Subsequent Events.
Subsequent Event [Line Items]
Preferred Stock, Dividends per share | $ / shares						$ 0.5546875
Dividends, Preferred Stock						$ 1,442,000